Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	THOMPSON IM FUNDS, INC.
Entity Central Index Key	0000795264
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Thompson LargeCap Fund
Shareholder Report [Line Items]
Fund Name	Thompson LargeCap Fund
Class Name	Thompson LargeCap Fund
Trading Symbol	THPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thompson LargeCap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.thompsonim.com/forms/index. html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.
Additional Information Phone Number	1-800-999-0887
Additional Information Email	thompsonimfunds@usbank.com
Additional Information Website	http://www.thompsonim.com/forms/index. html
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson LargeCap Fund	$114	0.99%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the fiscal year ended November 30, 2024, the Fund returned 31.13%, as compared to its benchmark, the S&P 500 Index, which returned 33.89%.

The S&P 500 has performed well, but the returns have been driven by a small group of companies nicknamed “the Magnificent 7” (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, Nvidia, and Tesla). Due to valuation concerns the Fund chose to underweight these stocks relative to the benchmark. This difference was the primary explanation for the Fund’s relative performance during the fiscal year.

Top contributors to performance: Financials were the best performing sector during the fiscal year for the Fund, as both an overweight plus positive issue selection added to performance. Industrials and Real Estate were also among the top contributors to performance.

Top detractors to performance: The underweight in Magnificent 7 stocks led to underperformance in Information Technology and Communication Services. Weakness in Walgreens also detracted from performance within Consumer Staples.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
FUND PERFORMANCE

Average Annual Return [Table Text Block]
AVERAGE ANNUAL RETURNS	1 Year	5 Years	10 Years
Thompson LargeCap Fund	31.13%	14.02%	10.88%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 190,258,018
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,625,418
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2024)
Net Assets	$ 190,258,018
Number of Holdings	77
Portfolio Turnover	21%
Total Advisory Fees Paid	$ 1,625,418

Holdings [Text Block]
Sector Weightings	(%)
Information Technology	22.9%
Financials	19.4%
Health Care	19.0%
Communication Services	13.2%
Consumer Discretionary	6.5%
Consumer Staples	5.9%
Industrials	4.2%
Energy	3.7%
Materials	2.5%
Cash & Other	2.7%

Largest Holdings [Text Block]
Top Holdings	(%)
Alphabet Inc. Class A	4.3%
Microsoft Corp.	4.1%
Warner Bros. Discovery, Inc.	3.0%
Apple Inc.	2.9%
Exact Sciences Corp.	2.4%
PayPal Holdings, Inc.	2.3%
Citigroup Inc.	2.2%
Meta Platforms, Inc. Class A	2.2%
Visa Inc. Class A	2.2%
The Charles Schwab Corp.	2.2%

Updated Prospectus Phone Number	1-800-999-0887
Updated Prospectus Email Address	thompsonimfunds@usbank.com
Updated Prospectus Web Address	http://www.thompsonim.com/forms/index.html
Thompson MidCap Fund
Shareholder Report [Line Items]
Fund Name	Thompson MidCap Fund
Class Name	Thompson MidCap Fund
Trading Symbol	THPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thompson MidCap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.thompsonim.com/forms/index. html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.
Additional Information Phone Number	1-800-999-0887
Additional Information Email	thompsonimfunds@usbank.com
Additional Information Website	http://www.thompsonim.com/forms/index. html
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson MidCap Fund	$130	1.15%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the fiscal year ended November 30, 2024, the Fund returned 26.47%, compared to 33.89% for the Fund’s broad-based market index, the S&P 500 Index. The Russell Midcap Index, which is a securities market index with investment characteristics similar to those of the Fund, returned 33.66% over the same period.

Equity returns during the fiscal year were correlated with market capitalization size, with Large Cap stocks outperforming Mid Cap stocks, which in turn outperformed Small Cap stocks. Some of this was driven by strength in a small group of companies nicknamed “the Magnificent 7” (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, Nvidia, and Tesla). The Fund’s underperformance was largely driven by a higher exposure to smaller stocks, as over 40% of holdings had a market capitalization of around $10 billion or less. This compares to roughly 20% of the Russell Midcap index and even less of the S&P 500 index.

Top contributors to performance: Financials were the top performing sector for the Fund, followed by Information Technology. Performance was broad based in each sector, with numerous individual holdings acting as top contributors.

Top detractors to performance: Healthcare was the Fund’s biggest laggard, due to both an overweight of a sector with poor performance, and individual holdings such as AMN Healthcare and Acadia Healthcare. Consumer Discretionary and Communication Services holdings were also among the larger detractors to performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
FUND PERFORMANCE

Average Annual Return [Table Text Block]
AVERAGE ANNUAL RETURNS	1 Year	5 Years	10 Years
Thompson MidCap Fund	26.47%	11.23%	8.11%
S&P 500 Index	33.89%	15.77%	13.35%
Russell Midcap Index	33.66%	12.05%	10.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 59,171,497
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 542,614
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2024)
Net Assets	$59,171,497
Number of Holdings	83
Portfolio Turnover	27%
Total Advisory Fees Paid	$ 542,614

Holdings [Text Block]
Sector Weightings	(%)
Financials	20.9%
Industrials	14.5%
Health Care	13.7%
Information Technology	12.6%
Consumer Discretionary	9.6%
Communication Services	6.7%
Real Estate	6.3%
Materials	4.6%
Consumer Staples	3.9%
Cash & Other	7.2%

Largest Holdings [Text Block]
Top Holdings	(%)
Warner Bros. Discovery, Inc.	2.9%
Exact Sciences Corp.	2.4%
Viatris Inc.	2.2%
The Charles Schwab Corp.	2.2%
Marvell Technology, Inc.	2.1%
Performance Food Group Co.	2.1%
Neurocrine Biosciences, Inc.	2.1%
O-I Glass, Inc.	2.1%
Take-Two Interactive Software, Inc.	2.1%
Concentrix Corp.	2.0%

Updated Prospectus Phone Number	1-800-999-0887
Updated Prospectus Email Address	thompsonimfunds@usbank.com
Updated Prospectus Web Address	http://www.thompsonim.com/forms/index.html
Thompson Bond Fund
Shareholder Report [Line Items]
Fund Name	Thompson Bond Fund
Class Name	Thompson Bond Fund
Trading Symbol	THOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thompson Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.thompsonim.com/forms/index. html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.
Additional Information Phone Number	1-800-999-0887
Additional Information Email	thompsonimfunds@usbank.com
Additional Information Website	http://www.thompsonim.com/forms/index. html
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson Bond Fund	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the fiscal year ended November 30, 2024, the Fund returned 14.11%, compared to 6.88% for the Fund’s broad-based market index, the Bloomberg US Aggregate Bond Index. The Bloomberg U.S. Government/Credit 1-5 Year Index, which is a securities market index with investment characteristics similar to those of the Fund, returned 5.56% over the same period.

The Fund outperformed due to its overweight in corporate bonds, asset backed securities (ABS) and Commercial Mortgage Backed Securities (CMBS) against an underweight in Treasury bonds. Corporate bonds and ABS were particularly strong as both benefited from a narrowing of spreads during the fiscal year. A higher current yield also contributed to performance.

At period end, corporates made up about 64% of Fund assets, up from roughly 58% a year ago and notably overweight versus the broad-based index of 25%. Exposure to U.S. Treasuries stood at 6% as of November 30, 2024, compared with 44% for the index.

Top contributors to performance: Corporate bonds and ABS bonds were the biggest contributors. Within corporate bonds, fixed to float hybrid bonds were significant contributors, although most holdings benefited from a narrowing of spreads. Within ABS bonds, bonds backed by aircraft performed the strongest.

Top detractors to performance: There were no significant detractors from performance, as even the Fund’s Treasury holdings performed in line with their benchmark equivalents.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
FUND PERFORMANCE

Average Annual Return [Table Text Block]
AVERAGE ANNUAL RETURNS	1 Year	5 Years	10 Years
Thompson Bond Fund	14.11%	2.89%	3.19%
Bloomberg U.S. Aggregate Index	6.88%	-0.01%	1.52%
Bloomberg U.S. Gov’t./Credit 1-5 Year Index	5.56%	1.36%	1.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,602,419,200
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 8,041,459
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of November 30, 2024)
Net Assets	$1,602,419,200
Number of Holdings	407
Portfolio Turnover	21%
Average Credit Quality+	BBB
Effective Duration	2.00 yrs
Total Advisory Fees Paid	$ 8,041,459

Holdings [Text Block]
Asset Allocation	(%)
Corporate Bonds	63.5%
Commercial Mortgage- Backed Securities	12.7%
Asset-Backed Securities	12.0%
U.S. Government & Agency Securities	7.4%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Net Other Assets & Liabilities	2.1%

Credit Rating Description+	(%)
AAA	0.2%
AA	9.9%
A	11.7%
BBB	59.7%
BB and Below	15.2%
Not Rated	1.2%
Other Net Assets and Liabilities	2.1%

+	Ratings provided by Standard & Poor’s, Moody’s, and Fitch. When ratings are available from multiple rating agencies, a conservative methodology is to be adopted: For cases where there are three distinct ratings available, use the middle- quality rating (dropping the highest and lowest ratings); if two different ratings are available, use the lower rating; if only one agency rates a holding, then use that rating. For certain securities that are not rated by any of these three agencies, credit ratings from other agencies may be used. For cases where there is not a rating available from any agency, the holding is classified as Not Rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).

Credit Quality Explanation [Text Block]	Ratings provided by Standard & Poor’s, Moody’s, and Fitch. When ratings are available from multiple rating agencies, a conservative methodology is to be adopted: For cases where there are three distinct ratings available, use the middle- quality rating (dropping the highest and lowest ratings); if two different ratings are available, use the lower rating; if only one agency rates a holding, then use that rating. For certain securities that are not rated by any of these three agencies, credit ratings from other agencies may be used. For cases where there is not a rating available from any agency, the holding is classified as Not Rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
Largest Holdings [Text Block]
Top 10 Issuers	(%)
U.S. Treasury Bills	5.9%
Lincoln National Corp.	2.8%
JPMBB Commercial Mortgage Securities Trust	1.7%
Labrador Aviation Finance Ltd.	1.7%
Morgan Stanley Bank of America Merrill Lynch Trust	1.5%
Wells Fargo Commercial Mortgage Trust	1.5%
Coinstar Funding, LLC	1.5%
COMM Mortgage Trust	1.4%
Ginnie Mae REMIC Trust	1.4%
WFRBS Commercial Mortgage Trust	1.3%

Updated Prospectus Phone Number	1-800-999-0887
Updated Prospectus Email Address	thompsonimfunds@usbank.com
Updated Prospectus Web Address	http://www.thompsonim.com/forms/index.html